RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

11.	RELATED PARTY BALANCES AND TRANSACTIONS

Related party balances consisted of the following:

	As of
	June 30, 2026	December 31, 2025

Due to Porta Capital Limited (“Porta Capital”)	$1,050,202	$1,051,220
Due to Bru Haas (B) Sdn Bhd (“Bru Haas (B)”)	2,498,076	2,300,518
Due to Bru Haas Sdn Bhd (“Bru Haas”)	116,310	107,977
Due from Veo Edge Technology Limited	(642)	–
Due (from) to Clicque Technology Sdn Bhd (“Clicque”)	(8,924)	(9,074)
Due to directors	251,826	253,142
Due to former subsidiary - Leet Entertainment Group Limited (“Leet HK”)	414,814	414,814
	$4,321,662	$4,118,597

Mr. Song is the director and major shareholder of the Company, and he is also the major shareholder of Porta Capital, Bru Haas (B), Bru Haas, Tila Network, Clicque Technology Sdn Bhd, Veo Edge Technology Limited and Porta Network. Amount due to these related companies are those trade and non-trade payables arising from transactions between the Company and the related companies, such as advances made by the related companies on behalf of the Company, and advances made by the Company on behalf of the related companies. Those advances are unsecured, non-interest bearing and have no fixed terms of repayment. The advances to Mr. Song are mainly for working capital purpose.

In the ordinary course of business, during the six months ended June 30, 2026 and 2025, the Company involved with certain transactions, either at cost or current market prices and on the normal commercial terms among related parties. The following table provides the transactions with these parties for the years as presented (for the portion of such period that they were considered related):

	Six months ended June 30,
Nature of transactions with related parties	2026	2025

Research and development consulting fee to related parties:
- Porta Capital	$–	$18,146

Rent expense of Matchroom platform server to related parties:
- Porta Capital	$–	$57,461
- Bru Haas (B)	–	120,543
- Clicque	–	37
Total	$–	$178,041

Network Bandwidth expense to Bru Haas (B)	$–	$108,489

Director fee
- Ganesha	$–	$6,858